Classification of Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value of the derivative instruments
Derivative Asset, Fair Value	$ 2,358	$ 943
Concentrate sales contracts		34,100	21,700
Silver ounces received from Mandalay [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value		943	814
Prepaid expenses and other [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value		1,406	814
Concentrate sales contracts	82	1,406
Prepaid expenses and other [Member] | Forward foreign exchange contracts [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value		376
Prepaid expenses and other [Member] | Palmarejo gold production royalty [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value
Prepaid expenses and other [Member] | Put and call options, net [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value
Concentrate sales contracts	50
Prepaid expenses and other [Member] | Concentrate sales contracts [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value		1,030
Concentrate sales contracts	20	1,030
Prepaid expenses and other [Member] | Silver ounces received from Mandalay [Member]
Fair value of the derivative instruments
Derivative Asset, Fair Value			814
Prepaid expenses and other [Member] | Forward foreign exchange contracts MXN peso [Member]
Fair value of the derivative instruments
Concentrate sales contracts	12	376
Accrued liabilities and other [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		2,488	7,196
Concentrate sales contracts	2,585	7,274
Accrued liabilities and other [Member] | Forward foreign exchange contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		300	3,188
Accrued liabilities and other [Member] | Palmarejo gold production royalty [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Accrued liabilities and other [Member] | Put and call options, net [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		2,025	3,183
Concentrate sales contracts		7,274
Accrued liabilities and other [Member] | Concentrate sales contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		163	825
Concentrate sales contracts	1,128
Accrued liabilities and other [Member] | Silver ounces received from Mandalay [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Accrued liabilities and other [Member] | Forward foreign exchange contracts MXN peso [Member]
Fair value of the derivative instruments
Concentrate sales contracts	1,457
Other long-term liabilities [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		7,274	14,669
Other long-term liabilities [Member] | Forward foreign exchange contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Other long-term liabilities [Member] | Palmarejo gold production royalty [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Other long-term liabilities [Member] | Put and call options, net [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		7,274	14,669
Other long-term liabilities [Member] | Concentrate sales contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Other long-term liabilities [Member] | Silver ounces received from Mandalay [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Current portion of royalty obligation [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		41,146	37,206
Concentrate sales contracts	17,759	41,146
Current portion of royalty obligation [Member] | Forward foreign exchange contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Current portion of royalty obligation [Member] | Palmarejo gold production royalty [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		41,146	37,206
Concentrate sales contracts	17,759	41,146
Current portion of royalty obligation [Member] | Put and call options, net [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Current portion of royalty obligation [Member] | Concentrate sales contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Current portion of royalty obligation [Member] | Silver ounces received from Mandalay [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Non-current portion of royalty obligation [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		103,952	122,194
Concentrate sales contracts	34,600	103,952
Non-current portion of royalty obligation [Member] | Forward foreign exchange contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Non-current portion of royalty obligation [Member] | Palmarejo gold production royalty [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value		103,952	122,194
Concentrate sales contracts	34,600	103,952
Non-current portion of royalty obligation [Member] | Put and call options, net [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Non-current portion of royalty obligation [Member] | Concentrate sales contracts [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Non-current portion of royalty obligation [Member] | Silver ounces received from Mandalay [Member]
Fair value of the derivative instruments
Derivative Liability, Fair Value
Other Assets [Member]
Fair value of the derivative instruments
Concentrate sales contracts		2,488
Other Assets [Member] | Put and call options, net [Member]
Fair value of the derivative instruments
Concentrate sales contracts	2,308	2,025
Other Assets [Member] | Concentrate sales contracts [Member]
Fair value of the derivative instruments
Concentrate sales contracts		163
Other Assets [Member] | Forward foreign exchange contracts MXN peso [Member]
Fair value of the derivative instruments
Concentrate sales contracts		$ 300